REVENUE (Tables)	6 Months Ended
Jun. 30, 2022
Revenue from Contract with Customer [Abstract]
Summary of Disaggregation of Revenue by Segment and Source
The following table summarizes revenues for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,
	2022	2021
	(in millions)
Agriculture	$4,722	$3,970
Construction	891	808
Eliminations and Other	—	—
Total Industrial Activities	$5,613	$4,778
Financial Services	471	392
Eliminations and Other	(2)	4
Total Revenues	$6,082	$5,174

	Six Months Ended June 30,
	2022	2021
	(in millions)
Agriculture	$8,099	$7,008
Construction	1,694	1,464
Eliminations and Other	—	—
Total Industrial Activities	$9,793	$8,472
Financial Services	937	789
Eliminations and Other	(3)	9
Total Revenues	$10,727	$9,270
The following table disaggregates revenues by major source for the three and six months ended June 30, 2022 and 2021:

	Three Months Ended June 30,
	2022	2021
	(in millions)
Revenues from:
Sales of goods	$5,604	$4,774
Rendering of services and other revenues	9	4
Revenues from sales of goods and services	5,613	4,778
Finance and interest income	271	221
Rents and other income on operating lease	198	175
Finance, interest and other income	469	396
Total Revenues	$6,082	$5,174

	Six Months Ended June 30,
	2022	2021
	(in millions)
Revenues from:
Sales of goods	$9,778	$8,463
Rendering of services and other revenues	15	9
Revenues from sales of goods and services	9,793	8,472
Finance and interest income	512	445
Rents and other income on operating lease	422	353
Finance, interest and other income	934	798
Total Revenues	$10,727	$9,270